Document and Entity Information	Jun. 04, 2024
Cover [Abstract]
Entity Registrant Name	PENNANTPARK INVESTMENT CORP
Amendment Flag	false
Entity Central Index Key	0001383414
Document Type	8-K
Document Period End Date	Jun. 04, 2024
Entity Incorporation State Country Code	MD
Entity File Number	814-00736
Entity Tax Identification Number	20-8250744
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
City Area Code	(786)
Local Phone Number	297-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PNNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false